Valuation and qualifying accounts - Schedule of valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	$ 1,424	$ 636	$ 584
Charged to costs and expenses	(90)	866	143
Exchange adjustments	(7)	1	(8)
Deductions	(332)	(79)	(83)
Valuation Allowances And Reserves, Reclassifications	0	0	0
Valuation allowances and reserves, end of period	995	1,424	636
Valuation Allowances And Reserves, Balance 1	995	1,424	636
Fixed asset investments
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	3,183	3,050	169
Charged to costs and expenses	140	176	17,471
Exchange adjustments	0	(1)	(27)
Deductions	(25)	(42)	(41)
Valuation Allowances And Reserves, Reclassifications	0	0	(14,522)
Valuation allowances and reserves, end of period	3,298	3,183	3,050
Valuation Allowances And Reserves, Balance 1	3,298	3,183	3,050
Credit impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	1,301	513
Valuation allowances and reserves, end of period	858	1,301	513
Valuation Allowances And Reserves, Balance 1	858	1,301	513
Not credit-impaired
Changes in other provisions [abstract]
Valuation allowances and reserves, beginning of period	(123)	(123)
Valuation allowances and reserves, end of period	(137)	(123)	(123)
Valuation Allowances And Reserves, Balance 1	$ (137)	$ (123)	$ (123)